Income Taxes (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [line items]
Non capital losses	$ 90,192	$ 72,156
Provision	14,488	5,074
Share issue costs	3,894	2,174
Lease obligation	555	656
Derivative liabilities	1,111	894
Capital losses	255	2,496
Investments in subsidiaries	1,534	1,397
Unrecognized deductible temporary differences	112,029	84,847
MEXICO
Income Taxes [line items]
Non capital losses	367	369
Investments in subsidiaries	248,880	198,214
PERU
Income Taxes [line items]
Non capital losses		70
Investments in subsidiaries	$ 62,414	$ 54,618